Income Taxes (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Income Taxes
Income tax based on domestic rate	$ 9,106		$ 10,918		$ 9,776
Non-deductible expenses	(818)		(634)		(622)
Deductible expenses	1,448
Tax incentives					(46)
Current year losses for which no deferred tax asset was recognized	(9,710)		(10,257)		(9,045)
Change in unrecognized deductible temporary differences	(25)		(25)		$ (63)
Income tax charge	$ 1	€ 1	$ 2	€ 2
Effective tax rate
Provision for tax | €		€ 0
Significant temporary differences | €		0
Tax loss carry-forwards | €		€ 162,600		€ 123,900		€ 82,900